Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,
	2021	2022
	$	$
Staff advances	134	61
Prepayment for products	2,346	1,174
Advance to OEMs	16,939	14,285
Rental and other deposits	1,010	736
VAT recoverable	2,696	1,836
Receivable from an export/import agent	1,138	-
Investment of convertible bond	238	338
Cash loan	100	100
Others	366	354
	25,160	18,884
Less: provision	(11,327)	(11,383)

	13,640	7,501